STOCK OPTION PLAN (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Plan Activity

The following table summarizes Option Plan activity during fiscal years 2013, 2012, and 2011.

	Number of shares	Weighted avg. exercise price per share	Range of exercise price per share
Options outstanding at October 1, 2010	49,538	35.15	30.33-42.53
Forfeited	—	—	—

Options outstanding at September 30, 2011	49,538	35.15	30.33-42.53
Forfeited	(2,000)	37.54	32.91-42.17

Options outstanding at September 30, 2012	47,538	$35.05	$30.33-42.53
Forfeited	(6,400)	34.14	30.33-42.53

Options outstanding at September 30, 2013	41,138	$35.19	$30.33-42.17

Summary of Expiration Dates of Stock Options Outstanding

The following table provides information regarding the expiration dates of the stock options outstanding at September 30, 2013.

	Number of shares	Weighted average exercise price
Expiring on:
July 27, 2014	3,000	$35.50
November 30, 2014	500	39.79
August 1, 2015	8,000	42.17
July 21, 2016	12,000	32.91
November 29, 2016	6,000	39.33
July 24, 2017	11,638	30.33

	41,138	$35.19

Summary of Exercise Price and Weighted Average Remaining Contractual Life for Options Outstanding

The following table illustrates the range of exercise prices and the weighted average remaining contractual lives for options outstanding under the Option Plan as of September 30, 2013.

	Options Outstanding			Options Exercisable
Range of exercise prices	Number	Weighted avg. remaining contractual life	Weighted avg. exercise price	Number	Weighted avg. exercise price
$35.50	3,000	0.8 years	$35.50	3,000	$35.50
39.79	500	1.2 years	39.79	500	39.79
42.17	8,000	1.8 years	42.17	8,000	42.17
32.91	12,000	2.8 years	32.91	12,000	32.91
39.33	6,000	3.2 years	39.33	6,000	39.33
30.33	11,638	3.8 years	30.33	11,638	30.33

	41,138			41,138